WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 8.9%
Entertainment Content - 2.0%
Warner Music Group Corporation - Class A	117,417	$ 3,520,161

Internet Media & Services - 5.3%
Alphabet, Inc. - Class A	13,464	4,550,832
Meta Platforms, Inc. - Class A	6,746	4,833,509
		9,384,341
Telecommunications - 1.6%
T-Mobile US, Inc.	14,385	2,836,866

Consumer Discretionary - 8.8%
E-Commerce Discretionary - 3.4%
Amazon.com, Inc. (a)	25,088	6,003,559

Leisure Facilities & Services - 1.3%
McDonald's Corporation	7,337	2,311,155

Retail - Discretionary - 4.1%
Home Depot, Inc. (The)	9,471	3,547,742
O'Reilly Automotive, Inc. (a)	37,750	3,714,977
		7,262,719
Consumer Staples - 5.3%
Beverages - 2.2%
PepsiCo, Inc.	25,558	3,926,475

Food - 2.1%
Hershey Company (The)	18,728	3,647,278

Retail - Consumer Staples - 1.0%
Walmart, Inc.	15,564	1,854,295

Energy - 4.5%
Oil & Gas Producers - 4.5%
Chevron Corporation	22,740	4,022,706

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Energy - 4.5% (Continued)
Oil & Gas Producers - 4.5% (Continued)
Exxon Mobil Corporation	27,378	$ 3,871,249
		7,893,955
Financials - 18.2%
Asset Management - 3.9%
KKR & Company, Inc.	22,711	2,594,959
LPL Financial Holdings, Inc.	11,835	4,313,858
		6,908,817
Banking - 6.9%
Cullen/Frost Bankers, Inc.	19,867	2,738,070
JPMorgan Chase & Company	10,758	3,290,765
SouthState Bank Corporation	27,644	2,828,810
Wells Fargo & Company	36,988	3,347,044
		12,204,689
Institutional Financial Services - 2.1%
Intercontinental Exchange, Inc.	21,399	3,718,718

Insurance - 5.3%
Arthur J. Gallagher & Company	13,553	3,379,712
Berkshire Hathaway, Inc. - Class B (a)	4,469	2,147,488
Progressive Corporation (The)	18,834	3,917,472
		9,444,672
Health Care - 9.7%
Biotech & Pharma - 4.1%
Johnson & Johnson	16,267	3,696,676
Merck & Company, Inc.	32,501	3,583,885
		7,280,561
Health Care Facilities & Services - 2.0%
McKesson Corporation	4,292	3,567,553

Medical Equipment & Devices - 3.6%
Abbott Laboratories	27,786	3,037,010
Thermo Fisher Scientific, Inc.	5,690	3,292,291
		6,329,301

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 11.4%
Aerospace & Defense - 1.0%
General Dynamics Corporation	4,952	$ 1,738,598

Commercial Support Services - 1.3%
Waste Management, Inc.	10,217	2,270,626

Electrical Equipment - 2.0%
Hubbell, Inc.	7,246	3,535,613

Machinery - 4.0%
Deere & Company	6,918	3,652,704
Veralto Corporation	35,715	3,535,071
		7,187,775
Transportation & Logistics - 3.1%
CSX Corporation	100,718	3,803,112
J.B. Hunt Transport Services, Inc.	8,635	1,750,487
		5,553,599
Materials - 6.2%
Chemicals - 2.0%
Qnity Electronics, Inc.	36,268	3,488,256

Construction Materials - 2.1%
Advanced Drainage Systems, Inc.	11,763	1,788,446
Eagle Materials, Inc.	9,460	1,928,043
		3,716,489
Containers & Packaging - 2.1%
Packaging Corporation of America	16,712	3,719,256

Real Estate - 1.9%
REITs - 1.9%
Prologis, Inc.	26,477	3,456,837

Technology - 17.5%
Semiconductors - 2.3%
Texas Instruments, Inc.	18,604	4,010,092

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Technology - 17.5% (Continued)
Software - 3.8%
Microsoft Corporation	7,480	$ 3,218,569
Salesforce, Inc.	17,036	3,616,573
		6,835,142
Technology Hardware - 6.0%
Apple, Inc.	16,943	4,396,369
Dell Technologies, Inc. - Class C	22,922	2,623,194
Motorola Solutions, Inc.	8,931	3,595,085
		10,614,648
Technology Services - 5.4%
Accenture plc - Class A	6,525	1,720,251
MSCI, Inc.	7,641	4,655,050
Visa, Inc. - Class A	9,969	3,208,323
		9,583,624
Utilities - 6.9%
Electric Utilities - 6.9%
Entergy Corporation	38,278	3,670,477
NextEra Energy, Inc.	55,065	4,840,214
WEC Energy Group, Inc.	33,680	3,727,366
		12,238,057

Total Common Stocks (Cost $143,324,378)		$ 176,043,727

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (b) (Cost $1,307,415)	1,307,415	$ 1,307,415

Investments at Value - 100.0% (Cost $144,631,793)		$ 177,351,142

Liabilities in Excess of Other Assets – (0.0%) (c)		(22,016)

Net Assets - 100.0%		$ 177,329,126

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2026.
(c)	Percentage rounds to less than 0.1%.